Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Nov. 06, 2017	Jul. 21, 2016 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Statement Of Stockholders Equity [Abstract]
Common stock issued, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.0029	0.0625